Employee Compensation Costs (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure Of Detailed Information About Employee Compensation Costs

	2021	2020	2019
	RMB	RMB	RMB
Wages, salaries and allowances	100,971	98,832	101,815
Social security costs	53,864	48,772	52,503

	154,835	147,604	154,318